Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	£ 4,243	£ 4,630
Debt securities in issue at amortised cost	78,271	70,834
Total debt securities in issue	82,514	75,464
Senior unsecured notes issued
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	4,226	4,608
Debt securities in issue at amortised cost	37,532	40,019
Total debt securities in issue	41,758	44,627
Covered bonds
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	0	0
Debt securities in issue at amortised cost	11,260	11,764
Total debt securities in issue	11,260	11,764
Certificates of deposit issued
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	0	0
Debt securities in issue at amortised cost	7,333	5,776
Total debt securities in issue	7,333	5,776
Securitisation notes
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	17	22
Debt securities in issue at amortised cost	6,325	5,185
Total debt securities in issue	6,342	5,207
Commercial paper
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt instruments issued at fair value through profit or loss, designated upon initial recognition or subsequently	0	0
Debt securities in issue at amortised cost	15,821	8,090
Total debt securities in issue	£ 15,821	£ 8,090